Debt issues - Summary (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Debt issues
Short-term debt	$ 30,332	$ 19,595
Long-term debt	114,536	109,184
Total debt issues	144,868	128,779	$ 150,325
Own issuances
Debt issues
Short-term debt	30,332	19,595
Covered bonds
Debt issues
Long-term debt	31,802	31,374
Senior
Debt issues
Long-term debt	77,219	72,804
Securitisation
Debt issues
Long-term debt	4,973	5,000
Structured notes
Debt issues
Long-term debt		6
Subordinated perpetual notes
Debt issues
Long-term debt	542
Amount of loan capital balances reclassified to debt issues	542
Parent Entity
Debt issues
Short-term debt	25,498	16,752
Long-term debt	96,841	91,458
Total debt issues	122,339	108,210	$ 127,666
Parent Entity | Own issuances
Debt issues
Short-term debt	25,498	16,752
Parent Entity | Covered bonds
Debt issues
Long-term debt	28,664	27,234
Parent Entity | Senior
Debt issues
Long-term debt	67,635	$ 64,224
Parent Entity | Subordinated perpetual notes
Debt issues
Long-term debt	$ 542